Provisions, income tax liabilities and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 1,260	€ 1,125	€ 895
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	12,677	13,322	12,055
Fair value of plan assets	9,358	9,651	8,610
Effect of asset ceiling	1	1
Net amount shown in the balance sheet at end of period	3,320	3,672	3,445
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	889	694	623
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,999	2,077	2,091
Fair value of plan assets	906	956	931
Effect of asset ceiling	0	0
Net amount shown in the balance sheet at end of period	1,093	1,121	1,160
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,580	3,470	3,262
Fair value of plan assets	2,661	2,516	2,217
Effect of asset ceiling	0	0
Net amount shown in the balance sheet at end of period	919	954	1,045
USA | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,091	2,948	2,597
Fair value of plan assets	1,077	1,774	1,622
Effect of asset ceiling	0	0
Net amount shown in the balance sheet at end of period	1,014	1,174	975
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,561	3,388	2,858
Fair value of plan assets	3,536	3,258	2,862
Effect of asset ceiling	0	0
Net amount shown in the balance sheet at end of period	25	130	(4)
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	371	431	272
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,446	1,439	1,247
Fair value of plan assets	1,178	1,147	978
Effect of asset ceiling	1	1
Net amount shown in the balance sheet at end of period	€ 269	€ 293	€ 269